Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2022	Nov. 12, 2024	Sep. 30, 2024	Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Purchase commitment			$ 30,338		$ 46,709
Common units available for issuance					247,680,095	237,180,095
Consumption Agreement
Subsequent Event [Line Items]
Purchase commitment	$ 300,000
Number of years for agreement	5 years
Subsequent Event
Subsequent Event [Line Items]
Common units available for issuance				258,180,095
Subsequent Event | Common Unit Options
Subsequent Event [Line Items]
Common units available for issuance				50,641,304
Subsequent Event | Consumption Agreement
Subsequent Event [Line Items]
Purchase commitment		$ 360,000